ADVANCED SERIES TRUST

AST International Growth Portfolio

AST Advanced Strategies Portfolio

THE PRUDENTIAL SERIES FUND

SP International Growth Portfolio

Global Portfoio

Supplement dated November 7, 2008 to the Prospectuses and Statements of Additional Information dated May 1, 2008.

Effective immediately, David Merjan will serve as co-Portfolio Manager for William Blair & Company LLC (William Blair) on the AST International Growth and AST Advanced Strategies Portfolios of Advanced Series Trust, and on the SP International Growth and Global Portfolios of the Prudential Series Fund (collectively, “the Portfolios”). W. George Greig will continue to serve as lead Portoflio Manager for the William Blair sleeves of the Portfolios. Mr. Greig will also continue to serve as International Growth Team leader and Global Strategist for William Blair's Investment Management Group. The following items reflect the addition of Mr. Merjan:

1.

The following will be added to the Advanced Series Trust prospectus under the headings How the Fund is Managed – Portfolio Managers – AST International Growth Portfolio and How the Fund is Managed – Portfolio Managers –AST Advanced Strategies Portfolio, as well as the Prudential Series Fund prospectus under the headings How the Fund is Managed – Portfolio Managers –Global Portfolio and How the Fund is Managed – Portfolio Managers –SP International Growth Portfolio:

David Merjan, CFA joined William Blair’s International Equity team in 1998. He serves as a co-portfolio manager for the International Core Growth strategy and portfolio manager for the ADR strategy.  In addition to his portfolio management responsibilities, David is responsible for coordinating non-US large-mid cap energy and mining research.  Prior to joining William Blair, David was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios as well as in the pension management subsidiary of Hughes where he managed an international equity fund.  Education:  B.A., Dickinson College; M.I.M., American Graduate School of International Management.  David has the Chartered Financial Analyst designation and is a member of the CFA Institute.

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2.

The following will be added to the AST International Growth Portfolio and AST Advanced Strategies Portfolio tables, respectively, in the Statement of Additional Information for Advanced Series Trust under the heading Portfolio Managers: Other Accounts:

AST International Growth Portfolio
Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
William Blair & Company LLC	David Merjan, CFA*	11/$$2,341,869,550	1/$76,039,305	62/$3,288,205,400	None
AST Advanced Strategies Portfolio
Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
William Blair & Company LLC	David Merjan, CFA*	11/$3,435,385,777	1/$76,039,305	62/$3,288,205,400	None

*Account information for Mr. Merjan is effective August 31, 2008

3.

The following will be added to the Global Portfolio and SP International Growth Portfolio tables, respectively, in the Statement of Additional Information for Advanced Series Trust under the heading Management & Advisory Arrangements – Additional Information About the Portfolio Managers:

Global Portfolio
Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
William Blair & Company LLC	David Merjan, CFA*	11/$3,339,228,680	1/$76,039,305	62/$3,288,205,400	None

SP International Growth Portfolio
Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
William Blair & Company LLC	David Merjan, CFA*	11/$3,366,246,454	1/$76,039,305	62/$3,288,205,400	None

*Account information for Mr. Merjan is effective August 31, 2008

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